SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Dec. 22, 2016	Mar. 31, 2018
Warrants exercisable price	$ 2.50
Additional common stock purchased		$ 1,967,886
Debt Conversion Converted Instrument Shares Issued		3,247,030
Warrant One [Member]
Purchase of warrants		$ 983,957
Warrants exercisable price		$ 2.00
Warrant [Member]
Purchase of warrants		$ 236,141
Warrants exercisable price		$ 1.65